Goodwill and Long-Lived Assets Impairment (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 09, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Goodwill		$ 2,766	$ 439
Goodwill		2,766	439
SFF Inc [member]
IfrsStatementLineItems [Line Items]
Additional impairment loss		4,060
SFF Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 17,778	17,778
Goodwill		20,544
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Goodwill		289
Additional impairment loss		88
OFIT GM Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Impairment loss		289	3,233
Goodwill		289	3,522
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Goodwill		150
Additional impairment loss		29
OFIT RT Inc [member] | Total for all cash-generating units [member]
IfrsStatementLineItems [Line Items]
Impairment loss		150	867
Goodwill		$ 150	$ 1,017